Consolidated Statement of Changes in Shareholders' Equity - CAD ($)	Total	Number of Common Shares	Number of Class "B" Common Shares	Share Capital	Stock Option Reserve	Deficit	Non-Controlling Interest
Balance, shares at Dec. 31, 2019		582,564,926	1,100,000
Balance, amount at Dec. 31, 2019	$ (273,174)			$ 7,460,158	$ 60,000	$ (7,793,332)	$ (157,729)
Statement [Line Items]
Class B Common Shares Issued, shares			1,000,000
Class B Common Shares Issued, amount	100		$ 100
Shares Issued Pursuant to Conversion of Convertible Promissory Notes, shares		690,210,266
Shares Issued Pursuant to Conversion of Convertible Promissory Notes, amount	878,535			878,535	0	0	0
Shares issued to Non-Controlling Interest	0			0	0	0	103,237
Adjustment to pursuant to disposal of Subsidiary	0			0	0	0	203,329
Net Comprehensive Profit (Loss)	(912,646)			0	0
Balance, shares at Sep. 30, 2020		1,272,775,192	2,100,000
Balance, amount at Sep. 30, 2020	(8,705,978)			8,338,793	60,000
Balance, shares at Dec. 31, 2020		1,342,473,822	2,100,000
Balance, amount at Dec. 31, 2020	(1,568,923)			8,876,281	60,000	(10,505,204)	0
Statement [Line Items]
Shares Issued Pursuant to Conversion of Convertible Promissory Notes, shares		185,553,889
Shares Issued Pursuant to Conversion of Convertible Promissory Notes, amount	1,576,791			1,576,791	0
Net Comprehensive Profit (Loss)	(355,264)			0	0	$ (355,264)	$ 0
Balance, shares at Sep. 30, 2021		1,528,027,711	2,100,000
Balance, amount at Sep. 30, 2021	$ (347,396)			$ 10,453,072	$ 60,000